SHARE CAPITAL (Summary of the Number of Options Outstanding and Options Exercisable Under the Plan) (Details) - Share options [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding at end of year	2,514,142
Number of options exercisable at end of year	1,015,450
0.048-1.312 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum | $ / shares	$ 0.048
Maximum Exercise price (in dollars per share) | $ / shares	$ 1.312
Number of options outstanding at end of year	283,125
Weighted average remaining contractual life	2 years 10 months 24 days
Number of options exercisable at end of year	283,125
Weighted average remaining contractual life	2 years 10 months 24 days
1.92 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices per share USD | $ / shares	$ 1.92
Number of options outstanding at end of year	291,031
Weighted average remaining contractual life	5 years 2 months 9 days
Number of options exercisable at end of year	258,219
Weighted average remaining contractual life	4 years 11 months 5 days
5.46-5.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum | $ / shares	$ 5.46
Maximum Exercise price (in dollars per share) | $ / shares	$ 5.88
Number of options outstanding at end of year	279,250
Weighted average remaining contractual life	7 years 11 months 23 days
Number of options exercisable at end of year	182,950
Weighted average remaining contractual life	7 years 11 months 23 days
6.04-6.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum | $ / shares	$ 6.04
Maximum Exercise price (in dollars per share) | $ / shares	$ 6.77
Number of options outstanding at end of year	753,110
Weighted average remaining contractual life	8 years 11 months 12 days
Number of options exercisable at end of year	72,000
Weighted average remaining contractual life	8 years 7 days
7.093-8.544 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum | $ / shares	$ 7.093
Maximum Exercise price (in dollars per share) | $ / shares	$ 8.544
Number of options outstanding at end of year	757,126
Weighted average remaining contractual life	8 years 9 months 26 days
Number of options exercisable at end of year	171,563
Weighted average remaining contractual life	8 years 5 months 16 days
10.80-11.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum | $ / shares	$ 10.80
Maximum Exercise price (in dollars per share) | $ / shares	$ 11.87
Number of options outstanding at end of year	150,500
Weighted average remaining contractual life	8 years 7 months 6 days
Number of options exercisable at end of year	47,594
Weighted average remaining contractual life	8 years 7 months 6 days